Flight equipment held for sale (Details) $ in Thousands	Dec. 31, 2017 USD ($) aircraft	Mar. 31, 2017 aircraft engine	Dec. 31, 2016 USD ($) aircraft engine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale			6
Net book value of flight equipment held for sale | $	$ 630,789		$ 107,392
Number of engine held for sale | engine			4
Number of aircraft held reclassified to operating lease		2
Number of aircraft sold		4
Number of engine sold | engine		4
Flight Equipment Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale	18
Net book value of flight equipment held for sale | $	$ 630,800
Maintenance and security deposit received from lessee | $	$ 115,000